Operating Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Segments
Operating Segments
Operating segments are businesses for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources. This segment financial information is reported on the basis that is used for the internal evaluation of operating performance. The accounting policies of the segments are the same as described in Note 1, “Significant Accounting and Reporting Policies.”
We evaluate the performance of segments based on revenue and operating income.
The following is a more detailed description of the three operating segments and the Corporate unit, which provides support services to each operating segment:
U.S. Information Services
U.S. Information Services (“USIS”) provides consumer reports, risk scores, analytical services and decisioning capabilities to businesses. These businesses use our services to acquire new customers, assess consumer ability to pay for services, identify cross-selling opportunities, measure and manage debt portfolio risk, collect debt, verify consumer identities and investigate potential fraud. These core capabilities and delivery platforms in our USIS segment allow us to serve a broad set of customers and business issues. We offer our services to customers in the financial services, insurance, healthcare and other industries.
International
The International segment provides services similar to our USIS segment to businesses in select regions outside the U.S. Depending on the maturity of the credit economy in each country; services may include credit reports, analytics and decisioning services and other value-added risk management services. In addition, we have insurance, business and automotive databases in select geographies. These services are offered to customers in a number of industries including financial services, insurance, automotive, collections and communications, and are delivered through both direct and indirect channels. The International segment also provides consumer services similar to those offered by our Consumer Interactive segment that help consumers proactively manage their personal finances.
Consumer Interactive
Consumer Interactive offers solutions that help consumers manage their personal finances and take precautions against identity theft. Services in this segment include credit reports and scores, credit monitoring, fraud protection and resolution and financial management. Our products are provided through user friendly online and mobile interfaces and supported by educational content and customer support. Our Consumer Interactive segment serves consumers through both direct and indirect channels.
Corporate
Corporate provides shared services for the Company and conducts enterprise functions. Certain costs incurred in Corporate that are not directly attributable to one or more of the operating segments remain in Corporate. These costs are typically for enterprise-level functions and are primarily administrative in nature.

Selected financial information consisted of the following:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
Gross revenues
U.S. Information Services	$924.5	$811.5	$723.1
International	269.6	257.7	241.0
Consumer Interactive	369.8	294.0	270.6
Total revenues, gross	1,563.9	1,363.3	1,234.7

Intersegment eliminations:
U.S. Information Services	(53.9)	(56.3)	(49.3)
International	(3.2)	(2.2)	(2.1)
Consumer Interactive	—	—	—
Total intersegment eliminations	(57.1)	(58.5)	(51.4)
Total revenues, net	$1,506.8	$1,304.7	$1,183.2

Operating income
U.S. Information Services	$130.5	$102.4	$134.8
International	21.2	22.8	19.9
Consumer Interactive	137.2	93.4	84.2
Corporate	(91.8)	(90.1)	(69.7)
Total operating income	197.1	128.4	169.2

Intersegment eliminations:
U.S. Information Services	(52.4)	(54.9)	(47.6)
International	(1.9)	(0.6)	(0.5)
Consumer Interactive	54.4	55.5	48.1
Total	—	—	—
Total operating income	$197.1	$128.4	$169.2

Reconciliation of operating income to income (loss) before income tax:
Operating income from segments	$197.1	$128.4	$169.2
Non-operating income and expense	(170.5)	(130.2)	(195.1)
Income (loss) before income tax	$26.6	$(1.8)	$(25.9)

As a result of displaying amounts in millions, rounding differences may exist in the table above.

Earnings from equity method investments included in non-operating income and expense was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
U.S. Information Services	$1.8	$1.2	$1.4
International	7.0	11.3	12.3
Total	$8.8	$12.5	$13.7

Total assets, by segment, consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
U.S. Information Services	$2,762.9	$2,817.4
International	1,169.0	1,268.1
Consumer Interactive	404.0	385.4
Corporate	106.9	162.9
Total	$4,442.8	$4,633.8

Cash paid for capital expenditures, by segment, was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
U.S. Information Services	$86.5	$99.6	$46.9
International	29.8	30.1	17.1
Consumer Interactive	7.9	5.3	3.9
Corporate	8.0	20.2	13.8
Total	$132.2	$155.2	$81.7

Depreciation and amortization expense by segment was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
U.S. Information Services	$206.2	$174.7	$129.9
International	55.1	51.0	39.9
Consumer Interactive	11.8	10.3	8.9
Corporate	5.3	5.2	8.1
Total	$278.4	$241.2	$186.8

Percentage of revenue based on the country where it was earned, was as follows:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
United States	82%	80%	80%
South Africa	4%	6%	6%
Canada	4%	5%	5%
Other	10%	9%	9%

Percentage of long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset, was as follows:

	Percent of Long-Lived Assets
Country	2015	2014	2013
United States	83%	82%	85%
South Africa	2%	3%	3%
Canada	2%	3%	3%
Other	13%	12%	9%